Financial Instruments and Derivatives - Interest Rate Risk (Details) - Interest rate risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	1.00%
Possible change in risk variable, impact on pre-tax earnings	$ 9.1	$ 26.8